United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___06/30/2006___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		_6/30/06_____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     4920   106153 SH       SOLE                   106153
Amgen Inc                      COM              031162100     5305    81333 SH       SOLE                    81333
BP PLC - Sp ADR                COM              055622104      366     5265 SH       SOLE                     5265
Bank of America                COM              060505104      619    12879 SH       SOLE                    12879
Beacon Roofing Supply Inc.     COM              073685109     4050   184009 SH       SOLE                   184009
Best Buy Company               COM              086516101     7482   136429 SH       SOLE                   136429
Bright Horizons Family Solutio COM              109195107     5526   146616 SH       SOLE                   146616
Cass Info Systems, Inc.        COM              14808p109      438     9000 SH       SOLE                     9000
Cathay General Bancorp         COM              149150104     4846   133194 SH       SOLE                   133194
Cisco Systems Inc              COM              17275R102      441    22600 SH       SOLE                    22600
Cognizant Tech Solutions-A     COM              192446102     5803    86142 SH       SOLE                    86142
Conoco Phillips                COM              20825C104      216     3298 SH       SOLE                     3298
Express Scripts                COM              302182100     5733    79920 SH       SOLE                    79920
Exxon Mobil Corp               COM              30231G102      314     5119 SH       SOLE                     5119
First Niagara Financial Grp    COM              33582V108     3230   230364 SH       SOLE                   230364
Garmin LTD                     COM              g37260109     2720    25792 SH       SOLE                    25792
Genentech Inc                  COM              368710406     1672    20440 SH       SOLE                    20440
General Elec                   COM              369604103      642    19485 SH       SOLE                    19485
Genlyte Group Inc              COM              372302109     5434    75020 SH       SOLE                    75020
Guitar Center Mgmt Inc         COM              402040109     2210    49695 SH       SOLE                    49695
Hanmi Financial Corporation    COM              410495105     4810   247436 SH       SOLE                   247436
Hibbett Sporting Goods Inc.    COM              428565105     4269   178633 SH       SOLE                   178633
ITT Industries                 COM              450911102     5028   101582 SH       SOLE                   101582
Intl Game Technology           COM              459902102     4472   117865 SH       SOLE                   117865
Kirby Corp.                    COM              497266106     6421   162547 SH       SOLE                   162547
Leucadia Natl                  COM              527288104      469    16082 SH       SOLE                    16082
Logitech Intl - Sp ADR         COM              541419107     4545   117099 SH       SOLE                   117099
Lowe's Companies               COM              548661107     4626   152512 SH       SOLE                   152512
Microsoft Corp                 COM              594918104      454    19471 SH       SOLE                    19471
O'Reilly Automotive            COM              686091109     4640   148775 SH       SOLE                   148775
Oceaneering Intl Inc           COM              675232102     5832   127205 SH       SOLE                   127205
Oshkosh Truck Corp             COM              688239201     7621   160370 SH       SOLE                   160370
Pool Corp                      COM              73278L105     6286   144072 SH       SOLE                   144072
Qualcomm Inc                   COM              747525103     4971   124048 SH       SOLE                   124048
Royal Dutch Pete               COM              780259206      255     3800 SH       SOLE                     3800
SEI Investments Company        COM              784117103     6076   124308 SH       SOLE                   124308
Sabine Royalty Trust           COM              785688102     1004    23040 SH       SOLE                    23040
Target Corp                    COM              87612E106      300     6135 SH       SOLE                     6135
Teva Pharm Ind-SP ADR          COM              881624209     6533   206794 SH       SOLE                   206794
Tractor Supply                 COM              892356106     6871   124323 SH       SOLE                   124323
Watsco Inc                     COM              942622200     3283    54881 SH       SOLE                    54881
Williams-Sonoma Inc            COM              969904101     2989    87796 SH       SOLE                    87796
Yahoo                          COM              984332106     4870   147580 SH       SOLE                   147580
Zions Bancorporation           COM              989701107     3992    51225 SH       SOLE                    51225
eBay Inc.                      COM              278642103     1865    63668 SH       SOLE                    63668